Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2019 and 2018 consist of the following:

	2019	2018
Plant and machinery	$1,915,160	$1,770,626
Automobiles	137,367	139,380
Office and computer equipment	22,689	37,005
Total property and equipment	2,075,216	1,947,011
Less: Accumulated depreciation	(1,418,376)	(685,518)
Property and equipment, net	$656,840	$1,261,493

Depreciation from the Company's operations were $778,117, $467,929 and $974,432 for the years ended December 31, 2019, 2018, and 2017 respectively.

The Company did not record any impairment on its property and equipment for the years ended December 31, 2019, 2018 and 2017.